Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 € / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 € / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 € / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 2.18	€ 2.03	$ 1.87	€ 1.67	$ 0.80	€ 0.66	$ 4.04	$ 2.04
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 2.16	€ 2.03	$ 1.85	€ 1.65	$ 0.80	€ 0.66	$ 4.02	$ 2.03